Bridge Note	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Bridge Note
Note 10. Bridge Note
In August 2015 the Company entered into a Convertible Promissory Note (the “Bridge Note”) with an investor (the “Investor”) with a principal amount of $1.5 million and an interest rate of 3.00% per annum. The Bridge Note had an original maturity date of August 11, 2016, however the Company and Investors agreed to allow the Bridge Note to remain outstanding after maturity. In February 2019, the Company and the Investor entered into an amendment to the Bridge Note (the “Amended Bridge Note”), which revised the Bridge Note’s settlement provisions.
Pursuant to the terms of the Amended Bridge Note, on or prior to the maturity date, the outstanding balance of the Amended Bridge Note would be converted into a series of Preferred Stock that has identical rights, privileges, preferences, and restrictions as the shares of preferred stock issued to investors investing new capital into the Company in connection with the initial closing of the Company’s next Preferred Stock financing, at a price equal to (i) $58 million, divided by (ii) the Company’s fully diluted share count.
In addition to the settlement provision above, the Amended Bridge Note included provisions for acceleration at par upon an Event of Default, contingent conversion upon next round of equity financing, contingent conversion upon Change of Control, and contingent redemption upon Change of Control at a price equal to 200% of par value. The Company determined that the Change of Control redemption provision requires bifurcation as a derivative. However, the Company estimates the fair value of embedded derivative to be immaterial at inception and as of December 31, 2018 based on the low probability of the triggering event.
The Amended Bridge Note continued to be classified as a current liability as the Company did not formally obtain an extension of the maturity date.
In June 2019, the Company and the Investor agreed to settle the Amended Bridge Note into Series
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Preferred Stock at a price equal to (i) $58

million divided by (ii) the Company’s fully diluted share count. The settlement of the Amended Bridge Note was accounted for as an extinguishment of debt, wherein the carrying amount of the Bridge Note was derecognized and the fair value of the Series
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Preferred Stock issued was recorded in equity. The net carrying value of the note at date of conversion was $1.67 million. The difference between the carrying amount of the Amended Bridge Note and the fair value of the Preferred Stock was recorded as a loss on extinguishment of $6.0 million.